UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22299

RENN Fund, Inc.

(Exact name of Registrant as specified in charter)

470 Park Avenue South,

New York, NY 10016

(Address of principal executive offices)

(646) 291-2300

(Registrant’s telephone number, including area code)

Jay Kesslen

Horizon Kinetics Asset Management LLC - 8th Floor South

470 Park Avenue South

New York, NY 10016

(Name and address of agent for service of process)

(646) 291-2330

(Agent’s telephone number, including area code)

Date of fiscal year end: December 31

Date of reporting period: July 1, 2020 through June 30, 2021

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CRR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1: Proxy Voting Record.

Disclosed is the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22299
Reporting Period: 07/01/2020 - 06/30/2021
RENN Fund, Inc.

============================= The RENN Fund, Inc. ==============================

APYX MEDICAL CORPORATION

Ticker:       APYX           Security ID:  03837C106
Meeting Date: AUG 06, 2020   Meeting Type: Annual
Record Date:  JUN 24, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Andrew Makrides          For       For          Management
1.2   Elect Director Charles D. Goodwin       For       For          Management
1.3   Elect Director Michael E. Geraghty      For       For          Management
1.4   Elect Director Lawrence J. Waldman      For       For          Management
1.5   Elect Director John Andres              For       For          Management
1.6   Elect Director Craig A. Swandal         For       For          Management
1.7   Elect Director Minnie Baylor-Henry      For       For          Management
2     Ratify BDO USA, LLC as Auditors         For       For          Management

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ASSOCIATED CAPITAL GROUP, INC.

Ticker:       AC             Security ID:  045528106
Meeting Date: JUN 04, 2021   Meeting Type: Annual
Record Date:  APR 15, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Mario J. Gabelli         For       For          Management
1.2   Elect Director Marc Gabelli             For       For          Management
1.3   Elect Director Douglas R. Jamieson      For       For          Management
1.4   Elect Director Daniel R. Lee            For       For          Management
1.5   Elect Director Bruce M. Lisman          For       For          Management
1.6   Elect Director Richard T. Prins         For       For          Management
1.7   Elect Director Frederic V. Salerno      For       For          Management
1.8   Elect Director Salvatore F. Sodano      For       For          Management
1.9   Elect Director Elisa M. Wilson          For       For          Management
2     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors

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CACI INTERNATIONAL INC

Ticker:       CACI           Security ID:  127190304
Meeting Date: NOV 12, 2020   Meeting Type: Annual
Record Date:  SEP 16, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Michael A. Daniels       For       For          Management
1b    Elect Director Susan M. Gordon          For       For          Management
1c    Elect Director William L. Jews          For       For          Management
1d    Elect Director Gregory G. Johnson       For       For          Management
1e    Elect Director J. Phillip London        For       For          Management
1f    Elect Director John S. Mengucci         For       For          Management
1g    Elect Director James L. Pavitt          For       For          Management
1h    Elect Director Warren R. Phillips       For       For          Management
1i    Elect Director Debora A. Plunkett       For       For          Management
1j    Elect Director Charles P. Revoile       For       For          Management
1k    Elect Director William S. Wallace       For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Amend Omnibus Stock Plan                For       For          Management
4     Ratify Ernst & Young LLP as Auditors    For       For          Management

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CIVEO CORPORATION

Ticker:       CVEO           Security ID:  17878Y207
Meeting Date: MAY 19, 2021   Meeting Type: Annual
Record Date:  MAR 24, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director C. Ronald Blankenship    For       For          Management
1b    Elect Director Charles Szalkowski       For       For          Management
2     Approve Ernst & Young LLP as Auditors   For       For          Management
      and Authorize Board to Fix Their
      Remuneration
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management

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CLARKSON PLC

Ticker:       CKN            Security ID:  G21840106
Meeting Date: MAY 05, 2021   Meeting Type: Annual
Record Date:  MAY 03, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Accept Financial Statements and         For       For          Management
      Statutory Reports
2     Approve Remuneration Report             For       Against      Management
3     Approve Final Dividend                  For       For          Management
4     Re-elect Sir Bill Thomas as Director    For       For          Management
5     Re-elect Andi Case as Director          For       For          Management
6     Re-elect Jeff Woyda as Director         For       For          Management
7     Re-elect Peter Backhouse as Director    For       For          Management
8     Elect Sue Harris as Director            For       For          Management
9     Elect Laurence Hollingworth as Director For       For          Management
10    Re-elect Dr Tim Miller as Director      For       For          Management
11    Re-elect Birger Nergaard as Director    For       For          Management
12    Re-elect Heike Truol as Director        For       For          Management
13    Reappoint PricewaterhouseCoopers LLP    For       For          Management
      as Auditors
14    Authorise Board to Fix Remuneration of  For       For          Management
      Auditors
15    Authorise Issue of Equity               For       For          Management
16    Authorise UK Political Donations and    For       For          Management
      Expenditure
17    Authorise Issue of Equity without       For       For          Management
      Pre-emptive Rights
18    Authorise Market Purchase of Ordinary   For       For          Management
      Shares
19    Authorise the Company to Call General   For       For          Management
      Meeting with Two Weeks' Notice

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FITLIFE BRANDS, INC.

Ticker:       FTLF           Security ID:  33817P207
Meeting Date: JUN 08, 2021   Meeting Type: Annual
Record Date:  APR 21, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Dayton Judd              For       For          Management
1.2   Elect Director Lewis Jaffe              For       For          Management
1.3   Elect Director Grant Dawson             For       For          Management
1.4   Elect Director Seth Yakatan             For       For          Management
1.5   Elect Director Todd Ordal               For       For          Management
2     Ratify Weaver and Tidwell, L.L.P. as    For       For          Management
      Auditors

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FRANCO-NEVADA CORPORATION

Ticker:       FNV            Security ID:  351858105
Meeting Date: MAY 05, 2021   Meeting Type: Annual/Special
Record Date:  MAR 15, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director David Harquail           For       For          Management
1.2   Elect Director Paul Brink               For       For          Management
1.3   Elect Director Tom Albanese             For       For          Management
1.4   Elect Director Derek W. Evans           For       For          Management
1.5   Elect Director Catharine Farrow         For       For          Management
1.6   Elect Director Louis Gignac             For       For          Management
1.7   Elect Director Maureen Jensen           For       For          Management
1.8   Elect Director Jennifer Maki            For       For          Management
1.9   Elect Director Randall Oliphant         For       For          Management
1.10  Elect Director Elliott Pew              For       For          Management
2     Approve PricewaterhouseCoopers LLP as   For       For          Management
      Auditors and Authorize Board to Fix
      Their Remuneration
3     Advisory Vote on Executive              For       For          Management
      Compensation Approach

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GALAXY DIGITAL HOLDINGS LTD.

Ticker:       GLXY           Security ID:  G37092106
Meeting Date: JUN 29, 2021   Meeting Type: Annual
Record Date:  MAY 18, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Michael Novogratz        For       For          Management
1b    Elect Director Theagenis Iliadis        For       For          Management
1c    Elect Director Nereida Flannery         For       For          Management
1d    Elect Director Bill Koutsouras          For       For          Management
1e    Elect Director Dominic Docherty         For       For          Management
2     Approve Davidson & Company LLP as       For       For          Management
      Auditors and Authorize Board to Fix
      Their Remuneration
3     Approve Long-Term Incentive Plan        For       For          Management
4     Approve Long-Term Incentive Plan Grants For       For          Management
5.1   For the Purpose of Determining the      None      Abstain      Management
      Aggregate Number of Votes that U.S.
      holders are Entitled to Cast, the
      Undersigned Certifies That It is Not a
      U.S. Resident. Vote Vote FOR = Yes and
      ABSTAIN = No. A Vote Against will be
      treated as not voted.
5.2   The Undersigned Certifies That to the   None      Abstain      Management
      Extent That It Holds Shares of the
      Company for the Account or Benefit of
      Any Other Person, Such Person is Not a
      U.S. Resident. Vote FOR = Yes and
      ABSTAIN = No. A Vote Against will be
      treated as not voted.

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INTERCONTINENTAL EXCHANGE, INC.

Ticker:       ICE            Security ID:  45866F104
Meeting Date: MAY 14, 2021   Meeting Type: Annual
Record Date:  MAR 16, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Sharon Y. Bowen          For       For          Management
1b    Elect Director Shantella E. Cooper      For       For          Management
1c    Elect Director Charles R. Crisp         For       For          Management
1d    Elect Director Duriya M. Farooqui       For       For          Management
1e    Elect Director The Right Hon. the Lord  For       For          Management
      Hague of Richmond
1f    Elect Director Mark F. Mulhern          For       For          Management
1g    Elect Director Thomas E. Noonan         For       For          Management
1h    Elect Director Frederic V. Salerno      For       For          Management
1i    Elect Director Caroline L. Silver       For       For          Management
1j    Elect Director Jeffrey C. Sprecher      For       For          Management
1k    Elect Director Judith A. Sprieser       For       For          Management
1l    Elect Director Vincent Tese             For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Ratify Ernst & Young LLP as Auditors    For       For          Management
4     Adopt Simple Majority Vote              Against   For          Shareholder

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PRAIRIESKY ROYALTY LTD.

Ticker:       PSK            Security ID:  739721108
Meeting Date: APR 20, 2021   Meeting Type: Annual
Record Date:  MAR 03, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director James M. Estey           For       For          Management
1b    Elect Director P. Jane Gavan            For       For          Management
1c    Elect Director Margaret A. McKenzie     For       For          Management
1d    Elect Director Andrew M. Phillips       For       For          Management
1e    Elect Director Robert E. Robotti        For       For          Management
1f    Elect Director Myron M. Stadnyk         For       For          Management
1g    Elect Director Sheldon B. Steeves       For       For          Management
1h    Elect Director Grant A. Zawalsky        For       For          Management
2     Approve KPMG LLP as Auditors and        For       For          Management
      Authorize Board to Fix Their
      Remuneration
3     Advisory Vote on Executive              For       For          Management
      Compensation Approach

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THE BOEING COMPANY

Ticker:       BA             Security ID:  097023105
Meeting Date: APR 20, 2021   Meeting Type: Annual
Record Date:  FEB 19, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Robert A. Bradway        For       For          Management
1b    Elect Director David L. Calhoun         For       For          Management
1c    Elect Director Lynne M. Doughtie        For       For          Management
1d    Elect Director Edmund P. Giambastiani,  For       For          Management
      Jr.
1e    Elect Director Lynn J. Good             For       For          Management
1f    Elect Director Akhil Johri              For       For          Management
1g    Elect Director Lawrence W. Kellner      For       For          Management
1h    Elect Director Steven M. Mollenkopf     For       For          Management
1i    Elect Director John M. Richardson       For       For          Management
1j    Elect Director Ronald A. Williams       For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors
4     Report on Lobbying Payments and Policy  Against   For          Shareholder
5     Provide Right to Act by Written Consent Against   For          Shareholder

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WHEATON PRECIOUS METALS CORP.

Ticker:       WPM            Security ID:  962879102
Meeting Date: MAY 14, 2021   Meeting Type: Annual/Special
Record Date:  MAR 19, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
a1    Elect Director George L. Brack          For       For          Management
a2    Elect Director John A. Brough           For       For          Management
a3    Elect Director R. Peter Gillin          For       For          Management
a4    Elect Director Chantal Gosselin         For       For          Management
a5    Elect Director Douglas M. Holtby        For       For          Management
a6    Elect Director Glenn Antony Ives        For       For          Management
a7    Elect Director Charles A. Jeannes       For       For          Management
a8    Elect Director Eduardo Luna             For       For          Management
a9    Elect Director Marilyn Schonberner      For       For          Management
a10   Elect Director Randy V.J. Smallwood     For       For          Management
b     Approve Deloitte LLP as Auditors and    For       For          Management
      Authorize Board to Fix Their
      Remuneration
c     Advisory Vote on Executive              For       For          Management
      Compensation Approach

========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RENN Fund, Inc.

By:	/s/ Jay Kesslen
Jay Kesslen
Vice President, Chief Compliance Officer

Date:	August 20, 2021